Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2019
Selected Statements of Operations Data [Abstract]
Schedule of revenues by geographic region
	Year ended December 31,
	2019	2018	2017

United States	$14,500	$22,164	$25,157
Japan	7,160	-	-
Philippines	6,751	6,235	4,501
Latin America	2,653	3,579	2,666
Other	1,946	2,072	4,909

	$33,010	$34,050	$37,233

Schedule of major customer percentage of revenue
	Year ended December 31,
	2019	2018	2017

A	41	48	66
B	20	18	12
C	22	-	-
D	-	15	-

	83%	81%	78%

Schedule of property and equipment, net, by geographic areas
	Year ended December 31,
	2019	2018

Israel	$1,240	$1,535
United States	246	230
Other	183	67

	$1,669	$1,832

Schedule of financial income, net
	Years ended December 31,
	2019	2018	2017

Financial Income:
Interest income	$1,775	$1,455	$572
Foreign currency exchange gain	338	784	215

	2,113	2,239	787

Financial expenses:
Bank charges	(16)	(15)	(58)
Foreign currency exchange loss	(925)	(1,088)	(340)

	(941)	(1,103)	(398)

	$1,172	$1,136	$389

Schedule of computation of basic and diluted net income (loss) per ordinary share
	Years ended December 31,
	2019	2018	2017
Numerator:

Numerator for basic net income (loss) per Ordinary Share	$(6,832)	$(2,415)	$2,901

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net income (loss) per Ordinary Share	$(6,832)	$(2,415)	$2,901

Denominator:

Denominator for dilutive net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	13,779,885	13,630,793	12,039,176

Effect of dilutive securities:
Share-based compensation granted	-	-	312,390

Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	13,779,885	13,630,793	12,351,566